Unaudited Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information [Line Items]
Total revenue	$ 216,416	$ 214,172	$ 211,172	$ 206,462	$ 199,582	$ 174,180	$ 152,497	$ 147,683	$ 146,095	$ 831,388	$ 620,455	$ 520,866
Income from operations	70,826	69,288	74,625	68,360	64,386	39,399	58,075	55,235	56,315	276,659	209,024	205,723
Income from continuing operations	33,764	37,780	45,753	38,592	33,962	18,720	37,773	33,616	33,465	156,087	123,574	124,028
Income (loss) from discontinued operations								(1,261)	38,510		37,249	(17,819)
Net income	$ 33,764	$ 37,780	$ 45,753	$ 38,592	$ 33,962	$ 18,720	$ 37,773	$ 32,355	$ 71,975	$ 156,087	$ 160,823	$ 106,209
Basic net income (loss) per common share from:
Continuing operations		$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.46	$ 0.45	$ 2.34	$ 1.69	$ 1.66
Discontinued operations								$ (0.02)	$ 0.52		$ 0.51	$ (0.24)
Basic net income per common share	$ 0.51	$ 0.57	$ 0.69	$ 0.58	$ 0.51	$ 0.26	$ 0.52	$ 0.44	$ 0.97	$ 2.34	$ 2.20	$ 1.42
Diluted net income (loss) per common share from:
Continuing operations		$ 0.56	$ 0.68	$ 0.57	$ 0.50	$ 0.26	$ 0.51	$ 0.45	$ 0.45	$ 2.30	$ 1.66	$ 1.63
Discontinued operations								$ (0.02)	$ 0.51		$ 0.50	$ (0.23)
Diluted net income per common share	$ 0.50	$ 0.56	$ 0.68	$ 0.57	$ 0.50	$ 0.26	$ 0.51	$ 0.43	$ 0.96	$ 2.30	$ 2.16	$ 1.40